Operating Leases (Details) - Schedule of operating lease cost and other supplemental information - CNY (¥)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of operating lease cost and other supplemental information [Abstract]
Operating lease cost	[1]	¥ 14,764,364	¥ 21,719,042	¥ 36,607,623
Weighted-average remaining lease term		1 year	1 year 2 months 12 days
Weighted-average discount rate		4.73%	4.73%
Cash paid for amounts included in the measurement of lease liabilities under operating cash flows		¥ 15,478,630	¥ 18,327,069
ROU assets obtained in exchange for new operating lease liabilities		¥ 16,196,806	¥ 19,468,523

[1]	Amounts include short-term leases that are immaterial.